Stock-Based Compensation - Expense allocation (Details) - TEMPO AUTOMATION INC - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock-based compensation expense
Total stock-based compensation expense	$ 2,323	$ 1,684	$ 2,538	$ 1,256
Unrecognized stock-based compensation expense, options			$ 11,000
Period for recognition			2 years 10 months 13 days
Stock-based compensation expense related to secondary sale transaction			$ 300
Cost of goods sold
Stock-based compensation expense
Total stock-based compensation expense	441	119	276	115
Research and development
Stock-based compensation expense
Total stock-based compensation expense	556	303	540	87
Sales and marketing
Stock-based compensation expense
Total stock-based compensation expense	381	205	402	169
General and administrative
Stock-based compensation expense
Total stock-based compensation expense	$ 945	$ 1,057	$ 1,320	$ 885